Dividends on ordinary shares (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of dividends [text block] [Abstract]
Schedule of Dividends On Ordinary Shares	Dividends paid during the year were as follows:

	2025 pence per share	2024 pence per share	2023 pence per share	2025 £m	2024 £m	2023 £m
Final dividend recommended by directors at previous year end	2.11	1.84	1.60	1,271	1,169	1,059
Interim dividend paid in the year	1.22	1.06	0.92	729	659	592
	3.33	2.90	2.52	2,000	1,828	1,651